ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 1,981,545	$ 819,698
Less: allowances for doubtful accounts	(5,829)	(4,373)
Accounts receivable, net	$ 1,975,716	$ 815,325